Significant Accounting Policies (Details Narrative) (USD $)	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Significant Accounting Policies Details Narrative
Cash and cash equivalents	$ 0	$ 1,150	$ 80	$ 840	$ 564
Share-based expense	$ 10,000	$ 0